Document And Entity Information	Apr. 11, 2023
Document Information [Line Items]
Entity, Registrant Name	NexPoint Diversified Real Estate Trust
Document, Type	8-K
Document, Period End Date	Apr. 11, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-32921
Entity, Tax Identification Number	80-0139099
Entity, Address, Address Line One	300 Crescent Court, Suite 700
Entity, Address, City or Town	Dallas
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	276-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001356115
CommonSharesParValue0001PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares, par value $0.001 per share
Trading Symbol	NXDT
Security Exchange Name	NYSE
SeriesACumulativePreferredShares550 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	5.50% Series A Cumulative Preferred Shares
Trading Symbol	NXDT-PA
Security Exchange Name	NYSE